Condensed Consolidated Statements of Cash Flows (Audited) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income (loss) from continuing operations	$ (62,399,163)	$ (9,392,702)
Adjustments to reconcile net loss to net cash used in operating activities:
Settlement expense	22,062,419
Share based compensation	31,891,974	4,515,182
Depreciation expense	104,642	48,279
Amortization of debt issuance costs		100,000
Unrealized loss on convertible debt	117,710	192,797
Change in operating assets and liabilities:
Inventory	(121,404)	(900,543)
Deferred offering cost	88,704	(88,704)
Promissory note interest	50,930
Paid in kind interest capitalized	266,442
Interest payable	154,808	65,889
Prepaid expenses	(214,325)	(33,707)
Deferred revenue	1,500,000
Customer deposits	65,750	71,750
Security deposit	(63,492)
Change in operating right of use asset	(720,787)	56,432
Change in operating right of use liability	609,379	(152,556)
Accounts payable and accrued expenses	224,461	471,689
Sales tax payable	6,839
Accrued payroll and compensation	436,021	1,064,300
Net cash (used) in operating activities	(5,939,092)	(3,981,894)
CASH FLOWS FROM INVESTING ACTIVITIES
Property and equipment, net	(1,270,057)
Net cash (used) in investing activities	(1,270,057)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from crowdfunding	795,891	1,529,803
Proceeds from convertible debt, net	650,000	3,250,000
Proceeds from common stock issuance		535,067
Proceeds from warrant issuance	3,500,000
Proceeds from related party notes	1,000,000	(26,844)
Net cash provided by financing activities	5,945,891	5,288,026
Net (decrease) increase in cash and cash equivalents	(1,263,258)	1,306,132
Cash and cash equivalents, beginning of period	1,352,892	46,760
Cash and cash equivalents, end of period	89,634	1,352,892
Supplemental disclosure of cash flow information
Interest paid	90,790
Cash paid for settlement	225,000
Supplemental disclosure of non-cash investing and financing activities
Common stock for services rendered	5,644,597
Common stock for settlement	$ 3,462,375